Distribution of the Bank's profit and Earnings per share - EPS Diluted (Details) - MXN ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Diluted earnings per share
Profit attributable to the Parent	$ 20,801	$ 18,974	$ 20,381
Weighted average number of shares outstanding	6,775,682,106	6,776,640,349	6,775,455,458
Dilutive effect of rights on shares	11,312,251	10,354,008	11,538,899
Adjusted number of shares	6,786,994,357	6,786,994,357	6,786,994,357
Diluted earnings per share (in pesos per share)	$ 3.06	$ 2.80	$ 3.00